Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 33,030	$ 32,379
Restricted cash	1,048	1,325
Accounts receivable	12,040	10,201
Deferred tax asset-short term		13,961
Prepaid domain name registry fees	55,793	49,605
Prepaid expenses and other current assets	15,675	13,173
Total current assets	117,586	120,644
Property and equipment-net	75,762	56,837
Goodwill	1,207,255	1,105,023
Other intangible assets-net	359,786	410,338
Investments	27,905	40,447
Prepaid domain name registry fees, net of current portion	9,884	7,957
Other assets	4,322	4,397
Total assets	1,802,500	1,745,643
Current liabilities:
Accounts payable	12,280	8,960
Accrued expenses	50,869	38,275
Deferred revenue	285,945	259,567
Current portion of notes payable	77,500	60,500
Current portion of capital lease obligations	5,866	3,793
Deferred consideration-short term	51,488	13,917
Other current liabilities	3,973	10,358
Total current liabilities	487,921	395,370
Long-term deferred revenue	79,682	65,850
Notes payable-long term	1,014,885	1,025,975
Capital lease obligations-long term	7,215	4,302
Deferred tax liability-long term	28,786	35,579
Deferred consideration-long term	813	10,722
Other liabilities	3,524	2,806
Total liabilities	1,622,826	1,540,604
Redeemable non-controlling interest		30,543
Commitments and contingencies
Stockholders' equity:
Preferred Stock-par value $0.0001; 5,000,000 shares authorized; no shares issued or outstanding
Common Stock-par value $0.0001; 500,000,000 shares authorized; 130,959,113 and 132,024,558 shares issued at December 31, 2014 and December 31, 2015, respectively; 130,914,333 and 131,938,485 outstanding at December 31, 2014 and December 31, 2015, respectively	14	14
Additional paid-in capital	848,740	816,591
Accumulated other comprehensive loss	(1,718)	(517)
Accumulated deficit	(667,362)	(641,592)
Total stockholders' equity	179,674	174,496
Total liabilities, redeemable non-controlling interest and stockholders' equity	$ 1,802,500	$ 1,745,643